Note 28 - Earnings (Loss) Per Share - Details of Earnings/(Loss) Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings/(loss)
Earnings/(loss) for the purpose of basic earnings per share attributable to owners of the Group	$ (764,681)	$ 78,527	$ 1,299,167
Effects of NCI add-back to Net income assuming conversion of BMC1 shares	(16,969)	0	0
Earnings/(loss) for the purpose of diluted earnings per share attributable to owners of the Group	$ (781,650)	$ 78,527	$ 1,299,167
Weighted average shares outstanding
Weighted average shares outstanding for the purpose of basic earnings/(loss) per share (in shares)	127,723	112,664	112,500
Weighted average shares outstanding for the purposes of diluted earnings/(loss) per share (in shares)	127,723	115,400	122,184
Convertible instruments [member]
Weighted average shares outstanding
Dilutive effect of all instruments on weighted average number of ordinary shares (in shares)	0	2,736	9,684